Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following tables summarize the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$32,310	$—	$—	$32,310
Commercial paper	—	49,136	—	49,136
Corporate bonds	—	19,480	—	19,480
Government bonds	—	18,082	—	18,082
Foreign bonds	—	3,717	—	3,717

Total financial assets measured at fair value	$32,310	$90,415	$—	$122,725

Liabilities (3) :
Public Warrants	$3,527	$—	$—	$3,527
Private Placement Warrants	—	166	—	166
PIPE Warrants	—	4,608	—	4,608

Total financial liabilities measured at fair value	$3,527	$4,774	$—	$8,301

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

(1)	Money market funds are included in cash and cash equivalents on the consolidated balance sheets as of December 31, 2021 and 2020.
(2)
As of December 31, 2020, marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the consolidated balance sheet.

(3)	See the definition and discussion of Public Warrants, Private Placement Warrants and PIPE Warrants in Note 8.

Schedule of Measurement of PIPE Warrants with Binomial Lattice Model	The key inputs into the binomial lattice model for the PIPE Warrants at the initial measurement were as follows:

August 11, 2021
Expected term (in years)	5.01
Expected volatility	18.90%
Risk-free interest rate	0.81%
Dividend yield	—

Summary of Changes in Fair Value of Warrant Liabilities
The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities for the year ended December 31, 2021 (in thousands):

	Public Warrants	Private Placement Warrants	PIPE Warrants	Total Warrant Liabilities
Balance, beginning of period	$—	$—	$—	$—
Assumption in Business Combination	3,557	168	4,647	8,372
Change in fair value upon remeasurement (1)	(30)	(2)	(39)	(71)

Balance, end of period	$3,527	$166	$4,608	$8,301

(1)	The change in fair value of the warrant liabilities was recognized in other expense, net within the consolidated statements of operations and comprehensive loss.

Schedule of marketable securities by Security Type
The following tables provide the Company’s marketable securities by security type (in thousands):

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$49,136	$—	$—	$49,136
Corporate bonds	15,920	4	(17)	15,907
Foreign bonds	3,725	—	(8)	3,717

Total short-term marketable securities	$68,781	$4	$(25)	$68,760

Government bonds	$18,165	$—	$(83)	$18,082
Corporate bonds	3,588	—	(15)	3,573

Total long-term marketable securities	$21,753	$—	$(98)	$21,655

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total short-term marketable securities	$16,400	$—	$—	$16,400

Schedule Of Unrealized Loss On Investments
The following table indicates the length of the time that individual securities have been in a continuous unrealized loss position as of December 31, 2021 (dollars in thousands):

		Less Than 12 Months
	Number of Investments	Fair Value	Unrealized Losses
Corporate bonds	5	$12,572	$(32)
Government bonds	3	18,082	(83)
Foreign bonds	2	3,717	(8)

	10	$34,371	$(123)